Investments in subsidiaries	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Investments in subsidiaries

19	Investments in subsidiaries

Main subsidiaries of HSBC Holdings[1]
	At 31 Dec 2025
	Place of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary, $0.01 Non-Cumulative Third Dollar Preference
HSBC UK Bank plc	England and Wales	100	£1 Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
Asia
Hang Seng Bank Limited[2,3]	Hong Kong	63.43	HK$5 Ordinary
HSBC Bank (China) Company Limited[4]	People’s Republic of China	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	Ordinary no par value
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value
Middle East, North Africa and Türkiye
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 Preference shares
North America
HSBC Bank USA, N.A.	US	100	$100 Common and $0.01 Preference
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary
1Main subsidiaries are either held directly or indirectly via intermediate holding companies. There has been no material percentage change in HSBC’s shareholding for its existing main subsidiaries since 2024.
2In addition to the strategic holding disclosed above, the Group held 0.07% (2024: 0.06%) shareholding as part of its trading books.
3Based on the latest corporate substantial shareholding notice filed with Hong Kong Exchange and Clearing Limited on 21 June 2024, the Group’s shareholding in
Hang Seng Bank on 18 June 2024 was 63.04%. Movements in our shareholding since 18 June 2024 are reflected in the above table. Hang Seng Bank became a wholly owned subsidiary of the Group following the completion of the privatisation on 26 January 2026. See Note 37 for further details.
4Represents a wholly foreign owned limited liability company registered under the laws of People’s Republic of China.
Details of the debt, subordinated debt and preference shares issued by the main subsidiaries to parties external to the Group are included in Note
26 ‘Debt securities in issue’ and Note 29 ‘Subordinated liabilities’, respectively.
A list of all related undertakings is set out in Note 38. The principal countries and territories of operation are the same as the countries and territories of incorporation except for HSBC Life (International) Limited, which operates mainly in Hong Kong.
HSBC is structured as a network of regional banks and locally incorporated regulated banking entities. Each bank is separately capitalised in accordance with applicable prudential requirements and maintains a capital buffer consistent with the Group’s risk appetite for the relevant country or region. HSBC’s capital management process is incorporated in the financial resource plan, which is approved by the Board.
HSBC Holdings is the primary provider of equity capital to its subsidiaries and also provides them with non-equity capital where necessary. These investments are substantially funded by HSBC Holdings’ issuance of equity and non-equity capital, and by profit retention.
As part of its capital management process, HSBC Holdings seeks to maintain a balance between the composition of its capital and its investment in subsidiaries. Subject to this, there is no current or foreseen impediment to HSBC Holdings’ ability to provide funding for such investments.
During 2025, consistent with the Group’s capital plan, the Group’s material subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments from material subsidiaries. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
The amount of guarantees by HSBC Holdings in favour of other Group entities is set out in Note 33.
Information on structured entities consolidated by HSBC where HSBC owns less than 50% of the voting rights is included in Note 20 ‘Structured entities’. In each of these cases, HSBC controls and consolidates an entity when it is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Impairment testing of investments in subsidiaries
At each reporting period end, HSBC Holdings reviews investments in subsidiaries for indicators of impairment. An impairment is recognised when the carrying amount exceeds the recoverable amount for that investment. The recoverable amount is the higher of the investment’s fair value less costs of disposal and its VIU, in accordance with the requirements of IAS 36. The VIU is calculated by discounting management’s cash flow projections for the investment. The cash flows represent the free cash flows based on the subsidiary’s binding capital requirements.
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:
–Management’s judgement in estimating future cash flows: The cash flow projections for each investment are based on the latest approved plans, which include forecast capital available for distribution based on the capital requirements of the subsidiary, taking into account minimum and core capital requirements and factoring in reasonably possible uncertainties. For the impairment test as at 31 December 2025, cash flow projections until the end of 2030 were considered in line with our internal planning horizon. Our cash flow projections include known and observable climate-related opportunities and costs associated with our sustainable products and operating model.
–Long-term growth rates: The long-term growth rate is used to extrapolate the free cash flows in perpetuity because of the long-term perspective of the legal entity. The growth rate reflects long-term inflation for the country or territory within which the investment operates.
–Discount rates: The rate used to discount the cash flows is based on the cost of capital assigned to each investment, which is derived using a
CAPM and market implied cost of equity. CAPM depends on a number of inputs reflecting financial and economic variables, including the risk-
free rate and a premium to reflect the inherent risk of the business being evaluated as well as leverage. These variables are based on the market’s assessment of the economic variables and management’s judgement. The discount rates for each investment are refined to reflect the rates of inflation for the countries or territories within which the investment operates. In addition, for the purposes of testing investments for impairment, management supplements this process by comparing the discount rates derived using the internally generated CAPM, with cost of capital rates produced by external sources for businesses operating in similar markets. The impacts from climate risk are included to the extent that they are observable in discount rates and asset prices.
The carrying amount of HSBC Holdings’ investments in subsidiaries was $157.7bn at 31 December 2025 (2024: $152.3bn), an increase of $5.4bn during the year, primarily reflecting additional capital contributions of $1.9bn to HSBC Asia Holdings Limited and $0.7bn to HSBC UK Bank plc,
together with a $2.8bn impairment reversal relating to HSBC Overseas Holdings (UK) Limited. The impairment reversal was driven by improved business performance, revenue growth and continued cost discipline, which strengthened the outlook of its principal subsidiary HSBC North
America Holdings Inc. Cumulative impairment losses recognised for HSBC Overseas Holdings (UK) Limited were $18.8bn (2024: $21.6bn), with the carrying amount increasing to $16.8bn (2024: $14bn).

Impairment test results
Investments	Recoverable amount	Discount rate	Long-term growth rate
	$m	%	%
HSBC North America Holdings Inc.
At 31 Dec 2025	16,016	10.91	2.30
At 31 Dec 2024	13,264	11.00	2.25
Sensitivities of key assumptions in calculating VIU
At 31 December 2025, the recoverable amount of HSBC Overseas Holdings (UK) Limited remained sensitive to reasonably possible changes in key assumptions impacting its principal subsidiary, HSBC North America Holdings Inc.
In making an estimate of reasonably possible changes to assumptions, management considers the available evidence in respect of each input to the model. These include the external range of observable discount rates, historical performance against forecast, and risks attached to the key assumptions underlying cash flow.
The following table presents a summary of the key assumptions underlying the most sensitive inputs to the model for HSBC North America
Holdings Inc., the key risks attached to each, and details of a reasonably possible change to assumptions where, in the opinion of management, these could result in a change in VIU.

Reasonably possible changes in key assumptions
	Input	Key assumptions	Associated risks	Reasonably possible change
Investment
HSBC North America Holdings Inc. (subsidiary of HSBC Overseas Holdings (UK) Limited)	Free cash flows projections	–Level of interest rates and yield curves. –Competitors’ positions within the market.	–Strategic actions relating to revenue and costs are not achieved.	–Free cash flow projections decrease by 10%.
	Discount rate	–Discount rate used is a reasonable estimate of a suitable market rate for the profile of the business.	–External evidence arises to suggest that the rate used is not appropriate to the business.	–Discount rate decreases by 1%.

Sensitivity of VIU to reasonably possible changes in key assumptions
In $bn (unless otherwise stated)	At 31 Dec 2025	At 31 Dec 2024
HSBC North America Holdings Inc.
VIU	16.0	13.3
Impact on VIU
100bps decrease in the discount rate – single variable[1]	1.8	1.5
10% decrease in forecast profitability – single variable[1]	(1.6)	(1.3)
1The recoverable amount of HSBC Overseas Holdings (UK) Limited represents the aggregate of recoverable amounts of the underlying subsidiaries. Single variable sensitivity analysis on a single subsidiary may therefore not be representative of the aggregate impact of the change in the variable.

Subsidiaries with significant non-controlling interests
	2025	2024
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests (%)[1]	36.57	36.88
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	770	905
Accumulated non-controlling interests of the subsidiary	7,001	6,879
Dividends paid to non-controlling interests	627	620
Summarised financial information:
– total assets	231,786	229,069
– total liabilities	211,124	208,908
– net operating income before changes in expected credit losses and other credit impairment charges	5,336	5,249
– profit for the year	2,097	2,434
– total comprehensive income for the year	2,509	2,482
1This includes the Group’s shareholding held under trading books 0.07% (2024: 0.06%).